CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 17,096	$ 10,073	$ 3,569
COST OF REVENUES	(15,532)	(8,132)	(2,793)
GROSS PROFIT	1,564	1,941	776
OPERATING EXPENSES:
Selling expenses	(317)
General and administrative expenses	(17,932)	(3,956)	(2,754)
Reversal of impairment loss (impairment loss) of trade receivables	241	(243)
Reversal of impairment loss (impairment loss) of loan and interest receivables	453	(3,468)	49
(Impairment loss) reversal of impairment loss of other receivables, prepayments and deposits	(99)	(2)	127
Impairment loss of property, plant and equipment	(13,444)
Total operating expenses	(31,098)	(7,669)	(2,578)
OPERATING LOSS	(29,534)	(5,728)	(1,802)
OTHER INCOME (EXPENSES):
Interest income	62	10	14
Interest expense			(62)
Other income (expense), net	65	22	(9)
Loss on change in fair value of convertible note		(7,690)
Total other income (expenses), net	127	(7,658)	(57)
LOSS BEFORE PROVISION FOR INCOME TAXES	(29,407)	(13,386)	(1,859)
INCOME TAX BENEFIT (EXPENSE)	1,502	(27)	140
NET LOSS	(27,905)	(13,413)	(1,719)
OTHER COMPREHENSIVE LOSS:
Foreign currency translation adjustment	(5)	(8)
COMPREHENSIVE LOSS	$ (27,910)	$ (13,421)	$ (1,719)
LOSS PER SHARE:
Basic	$ (0.23)	$ (0.13)	$ (0.02)
Diluted	$ (0.23)	$ (0.13)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	120,705,660	102,240,818	101,597,998
Diluted	120,705,660	102,240,818	101,597,998